Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Rent Commitment

The Company’s subsidiary Fuling USA leases manufacturing facility under operating leases. Operating lease expense amounted to $534,589, $534,077 and $454,223 for the years ended December 31, 2018, 2017 and 2016, respectively.

On December 20, 2018, the Company entered into a five year lease agreement with a third party for its manufacturing facility in Mexico (see Note 15). in Mexico. The rent expense is $10,514 for the year ended December 31, 2018.

Future minimum lease payments under non-cancelable operating leases are as follows:

Twelve months ended December 31,
2019	$866,971
2020	913,242
2021	864,040
2022	815,053
2023	528,395
Thereafter	196,931
Total	$4,184,632

Letters of Credit

As of December 31, 2018 and 2017, the Company had $5,147,960 and $6,546,920 outstanding in trade letters of credit, respectively.

Purchase Commitment

As of December 31, 2018, the Company had no purchase commitments for construction. These commitments represent the amount of agreements signed but yet not paid.  Pursuant to the signed agreement, the payment is not due until the construction is completed, and there is no a fixed deadline for the completion of construction.

Litigation

The Company’s subsidiary Fuling USA is a defendant-counterclaimant in pending litigation in the District Court for the District of Connecticut in the U.S. The plaintiff asserted causes of action for breach of contract, trademark infringement and related unfair competition claims under the Lanham Act, trade secret misappropriation, interference with a business opportunity, breach of fiduciary duty, and violation of the Connecticut Unfair Trade Practices Act. Fuling USA filed an answer and counterclaims seeking declaratory judgment of non-infringement of the trademark, cancellation of the trademark registration, breach of contract, and unjust enrichment. Until the date of this filing, the litigation has not been closed but no material contingent liability was expected.